Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of borrowings [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Senior unsecured notes (a)	$987,903	$986,574
Equipment finance facility (b)	-	50,267
Senior secured revolving credit facilities (c)	-	202,075
Less: Unamortized transaction costs - revolving credit facilities (d)	(8,328)	(6,752)
	979,575	1,232,164
Less: current portion	-	(16,490)

	$979,575	$1,215,674

Senior secured revolving credit facilities [Member]
Statement [Line Items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2016	$297,075
Addition to Principal, net of transaction costs	65,000
Payments made	(160,000)
Balance, December 31, 2016	$202,075
Addition to Principal	25,000
Payments made	(227,075)

Balance, December 31, 2017	$-

Equipment finance facility [Member]
Statement [Line Items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2016	$66,521
Transaction costs	(1,013)
Payments made	(16,490)
Accretion of transaction costs	1,249
Balance, December 31, 2016	$50,267
Transaction costs	(326)
Payments made	(54,364)
Write-down of unamortized transaction costs	3,552
Accretion of transaction costs	871

Balance, December 31, 2017	$-

Disclosure of borrowings [Table Text Block]
	Dec. 31,	Dec. 31,
	2017	2016
Current	$-	$16,490
Non-current	-	33,777

	$-	$50,267

Senior unsecured notes [Member]
Statement [Line Items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2016	$917,329
Addition to Principal, net of transaction costs	987,671
Payments made	(920,000)
Change in fair value of embedded derivative (prepayment option)	(1,146)
Write-down of unamortized transaction costs	2,216
Accretion of transaction costs and premiums	504
Balance, December 31, 2016	$986,574
Transaction costs	(133)
Change in fair value of embedded derivative (prepayment option)	450
Accretion of transaction costs and premiums	1,012

Balance, December 31, 2017	$987,903

Unamortized transaction costs - revolving credit facilities [Member]
Statement [Line Items]
Disclosure of detailed information about unamortized transaction costs - revolving credit facilities [Table Text Block]
Balance, January 1, 2016	$6,045
Accretion of transaction costs	(4,272)
New transaction costs	4,979
Balance, December 31, 2016	$6,752
Accretion of transaction costs	(3,291)
New transaction costs	4,867

Balance, December 31, 2017	$8,328